Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Variable lease costs	$ 0
Operating lease costs	$ 6,626	$ 8,231	$ 4,710
Minimum
Operating Leases
Remaining terms	1 year
Maximum
Operating Leases
Remaining terms	5 years